INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Intangibles Assets [Abstract]
Disclosure of intangible assets material to entity [text block]

	12-31-2025	12-31-2024
Classes of intangible assets, net	ThU.S.$	ThU.S.$
Intangible assets, net	50,493	55,980
Intangible assets under development (IT programs)	1,249	1,025
Computer software	14,609	17,866
Water rights	3,715	4,338
Customer relationship	9,703	14,367
Other identifiable intangible assets	21,217	18,384
Classes of intangible assets, gross	190,456	230,158
Intangible assets under development (IT programs)	1,249	1,025
Computer software	83,548	127,944
Water rights	3,715	4,338
Customer relationship	74,921	73,888
Other identifiable intangible assets	27,023	22,963
Classes of accumulated amortization and impairment
Total accumulated amortization and impairment	(139,963)	(174,178)
Accumulated amortization and impairment, intangible assets	(139,963)	(174,178)
Computer software	(68,939)	(110,078)
Customer relationship	(65,218)	(59,521)
Other identifiable intangible assets	(5,806)	(4,579)

Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
Reconciliation of the carrying amount of intangible assets at the beginning and end of each reporting period balances

	12-31-2025
	Intangible assets under development	Computer software	Water rights	Customer relationship	Others	Total
Reconciliation of intangible assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	1,025	17,866	4,338	14,367	18,384	55,980
Changes
Additions	821	3,703	-	-	4,139	8,663
Disposals or withdrawals	(117)	(1,530)	(623)	-	-	(2,270)
Amortization	-	(6,340)	-	(4,899)	(951)	(12,190)
Increase (decrease) in foreign exchange	1	255	-	235	(355)	136
Increase (decrease) though transfers	-	109	-	-	-	109
Other increases (decreases)	(481)	546	-	-	-	65
Changes total	224	(3,257)	(623)	(4,664)	2,833	(5,487)
Closing balance	1,249	14,609	3,715	9,703	21,217	50,493

	12-31-2024
	Intangible assets under development	Computer software	Water rights	Customer relationship	Others	Total
Reconciliation of intangible assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	2,793	21,234	4,999	19,457	17,948	66,431
Changes
Additions	1,099	3,298	-	-	1,422	5,819
Disposals or withdrawals	(7)	(108)	(661)	-	-	(776)
Amortization	-	(8,234)	-	(4,925)	(550)	(13,709)
Increase (decrease) in foreign exchange	-	(440)	-	(165)	(436)	(1,041)
Increase (decrease) though transfers	(670)	-	-	-	-	(670)
Other increases (decreases)	(2,190)	2,116	-	-	-	(74)
Changes total	(1,768)	(3,368)	(661)	(5,090)	436	(10,451)
Closing balance	1,025	17,866	4,338	14,367	18,384	55,980

Disclosure of intangible assets with indefinite useful life [text block]
Years of useful life (average)
Computer software	5
Customer relationship	15
Brands	7